November 12, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Lazard Alternative Strategies 1099 Fund Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 811-22590 and 333-196648)

Ladies and Gentlemen:

On behalf of Lazard Alternative Strategies 1099 Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Registration Statement"). We are filing the Registration Statement with the Commission for the sole purpose of reflecting a proposed change in the Fund's investment strategy. Accordingly, we respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about December 10, 2014.

Please call me at 212-756-2149 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Pamela Chen

Pamela Chen